As filed with the U.S. Securities and Exchange Commission on November 3, 2015
Securities Act File No. 333-166018
Investment Company Act File No. 811-22406

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 44	☑

MIRAE ASSET DISCOVERY FUNDS
(Exact Name of Registrant as Specified in Charter)
1350 Avenue of the Americas, 33rd Floor
New York, New York 10019
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 205-8300

Peter Graham
1350 Avenue of the Americas, 33rd Floor
New York, New York 10019
(Name and Address of Agent for Service)

Copy to:
Laurin Blumenthal Kleiman
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on November 17, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  An indefinite number of shares of Beneficial Interest is being registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Explanatory Note

This Post-Effective Amendment No. 42 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 44 under the Investment Company Act of 1940, as amended), to the registration statement on Form N-1A (the “Registration Statement”) of Mirae Asset Discovery Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 17, 2015, the effectiveness of the registration statement for Global Growth Fund, filed in Post-Effective Amendment No. 39 on August 21, 2015, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 42 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Mirae Asset Discovery Funds (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 3rd day of November, 2015.

MIRAE ASSET DISCOVERY FUNDS

By:	/s/ Peter Graham
Peter Graham, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Peter Graham	President	November 3, 2015
Peter Graham	(Principal Executive Officer)

/s/ Joel Engle	Treasurer	November 3, 2015
Joel Engle	(Principal Financial and Accounting Officer)

John F. McNamara*	Trustee
John F. McNamara

Keith M. Schappert*	Trustee
Keith M. Schappert

Enrique R. Arzac*	Trustee
Enrique R. Arzac

/s/ Peter Graham	Trustee	November 3, 2015
Peter Graham

*BY: /s/ Ioannis Tzouganatos		November 3, 2015

        Ioannis (John) Tzouganatos,
as Attorney-In-Fact pursuant to Power of Attorney.

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